                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3327
-------------------------------------------------------------------------------

                         MFS GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: February 28
-------------------------------------------------------------------------------

                   Date of reporting period: August 31, 2005
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) GOVERNMENT SECURITIES FUND                                       8/31/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
EXPENSE TABLE                                     3
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          5
---------------------------------------------------
FINANCIAL STATEMENTS                              9
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    24
---------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                   36
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    37
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            41
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   41
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL
INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS" money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 17, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE*

              Bonds                                      97.4%
              Cash & Other Net Assets                     2.6%

              MARKET SECTORS*

              Mortgage-Backed Securities                 54.9%
              ------------------------------------------------
              U.S. Government Agencies 33.6%
              ------------------------------------------------
              U.S. Treasury Securities 8.8%
              ------------------------------------------------
              Cash & Other Net Assets                     2.6%
              ------------------------------------------------
              Residential Mortgage-Backed Securities      0.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        99.2%
              ------------------------------------------------
              Not Rated                                   0.8%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             4.1
              ------------------------------------------------
              Average Life***                         6.6 yrs.
              ------------------------------------------------
              Average Maturity***                    15.7 yrs.
              ------------------------------------------------
              Average Credit Quality****                   AAA
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security if considered Not Rated. Holdings in U.S. Treasuries and mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on market value of investments as of 8/31/05.
 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
**** The Portfolio Average Credit Quality is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 8/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, MARCH 1, 2005 THROUGH AUGUST 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2005 through August 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                            Annualized    Beginning      Ending        Period**
   Share                     Expense    Account Value Account Value   12/01/04-
   Class                      Ratio        12/01/04      5/31/05       5/31/05
--------------------------------------------------------------------------------
             Actual           0.79%       $1,000.00     $1,026.70       $4.04
      A      -------------------------------------------------------------------
             Hypothetical*    0.79%       $1,000.00     $1,021.22       $4.02
--------------------------------------------------------------------------------
             Actual           1.54%       $1,000.00     $1,022.90       $7.85
      B      -------------------------------------------------------------------
             Hypothetical*    1.54%       $1,000.00     $1,017.44       $7.83
--------------------------------------------------------------------------------
             Actual           1.54%       $1,000.00     $1,022.90       $7.85
      C      -------------------------------------------------------------------
             Hypothetical*    1.54%       $1,000.00     $1,017.44       $7.83
--------------------------------------------------------------------------------
             Actual           0.55%       $1,000.00     $1,028.00       $2.81
      I      -------------------------------------------------------------------
             Hypothetical*    0.55%       $1,000.00     $1,022.43       $2.80
--------------------------------------------------------------------------------
      R      Actual           1.04%       $1,000.00     $1,024.40       $5.31
(formerly R1)-------------------------------------------------------------------
             Hypothetical*    1.04%       $1,000.00     $1,019.96       $5.30
--------------------------------------------------------------------------------
             Actual           1.73%       $1,000.00     $1,022.10       $8.82
      R1     -------------------------------------------------------------------
             Hypothetical*    1.73%       $1,000.00     $1,016.48       $8.79
--------------------------------------------------------------------------------
             Actual           1.44%       $1,000.00     $1,023.30       $7.34
      R2     -------------------------------------------------------------------
             Hypothetical*    1.44%       $1,000.00     $1,017.95       $7.32
--------------------------------------------------------------------------------
      R3     Actual           1.29%       $1,000.00     $1,023.10       $6.58
(formerly R2)-------------------------------------------------------------------
             Hypothetical*    1.29%       $1,000.00     $1,018.70       $6.56
--------------------------------------------------------------------------------
             Actual           0.94%       $1,000.00     $1,026.10       $4.80
      R4     -------------------------------------------------------------------
             Hypothetical*    0.94%       $1,000.00     $1,020.47       $4.79
--------------------------------------------------------------------------------
             Actual           0.63%       $1,000.00     $1,027.40       $3.22
      R5     -------------------------------------------------------------------
             Hypothetical*    0.63%       $1,000.00     $1,022.03       $3.21
--------------------------------------------------------------------------------
             Actual           1.14%       $1,000.00     $1,023.90       $5.82
     529A    -------------------------------------------------------------------
             Hypothetical*    1.14%       $1,000.00     $1,019.46       $5.80
--------------------------------------------------------------------------------
             Actual           1.78%       $1,000.00     $1,020.60       $9.07
     529B    -------------------------------------------------------------------
             Hypothetical*    1.78%       $1,000.00     $1,016.23       $9.05
--------------------------------------------------------------------------------
             Actual           1.79%       $1,000.00     $1,020.60       $9.12
     529C    -------------------------------------------------------------------
             Hypothetical*    1.79%       $1,000.00     $1,016.18       $9.10
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class" annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 8/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 98.6%
------------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT            $ VALUE
------------------------------------------------------------------------------------------------
Agency - Other - 5.8%
------------------------------------------------------------------------------------------------
Financing Corp., 10.7%, 2017                                  $    14,360,000    $    22,569,813
Financing Corp., 9.4%, 2018                                        11,750,000         17,178,618
Financing Corp., 9.8%, 2018                                        14,975,000         22,497,766
Financing Corp., 10.35%, 2018                                      15,165,000         23,731,951
                                                                                 ---------------
                                                                                 $    85,978,148
------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 0.1%
------------------------------------------------------------------------------------------------
Freddie Mac, 3.108%, 2035                                     $     1,226,848    $     1,218,866
------------------------------------------------------------------------------------------------
Mortgage Backed - 54.6%
------------------------------------------------------------------------------------------------
Fannie Mae, 4.374%, 2013                                      $     2,768,269    $     2,752,945
Fannie Mae, 4.45%, 2014                                             3,222,565          3,209,243
Fannie Mae, 4.5%, 2019                                             73,125,175         72,570,075
Fannie Mae, 4.518%, 2014                                            2,483,314          2,488,968
Fannie Mae, 4.56%, 2015                                             2,429,422          2,434,187
Fannie Mae, 4.6%, 2014                                              1,882,922          1,892,641
Fannie Mae, 4.62%, 2015                                             3,472,108          3,493,220
Fannie Mae, 4.65%, 2013                                             3,689,943          3,694,107
Fannie Mae, 4.665%, 2015                                            1,638,874          1,653,974
Fannie Mae, 4.667%, 2014                                            9,496,513          9,608,648
Fannie Mae, 4.69%, 2015                                             1,335,814          1,350,371
Fannie Mae, 4.7%, 2015                                              1,879,898          1,901,640
Fannie Mae, 4.73%, 2012                                             2,888,959          2,925,304
Fannie Mae, 4.74%, 2015                                             1,810,000          1,831,057
Fannie Mae, 4.771%, 2014                                            7,844,835          7,988,487
Fannie Mae, 4.785%, 2012                                              935,804            952,032
Fannie Mae, 4.79%, 2012                                            11,265,251         11,155,633
Fannie Mae, 4.8%, 2013                                              1,334,859          1,356,969
Fannie Mae, 4.82%, 2014 - 2015                                      5,318,938          5,414,882
Fannie Mae, 4.845%, 2013                                            3,916,480          3,988,203
Fannie Mae, 4.846%, 2014                                           10,733,529         10,985,557
Fannie Mae, 4.85%, 2015                                             1,490,352          1,522,945
Fannie Mae, 4.87%, 2015                                             1,423,585          1,457,023
Fannie Mae, 4.88%, 2020                                             1,472,371          1,488,519
Fannie Mae, 4.89%, 2015                                             1,317,210          1,349,890
Fannie Mae, 4.92%, 2014                                             1,631,809          1,664,955
Fannie Mae, 4.925%, 2015                                            5,247,092          5,401,795
Fannie Mae, 4.996%, 2017                                            5,110,985          5,284,479
Fannie Mae, 5%, 2013 - 2019                                        69,960,849         70,578,583
Fannie Mae, 5.06%, 2013                                             1,564,508          1,611,022
Fannie Mae, 5.1%, 2014                                              2,036,366          2,112,197
Fannie Mae, 5.5%, 2017 - 2035                                     255,379,681        258,653,974
Fannie Mae, 6%, 2016 - 2034                                        74,205,657         76,170,541
Fannie Mae, 6.5%, 2016 - 2034                                      38,706,415         40,112,504
Fannie Mae, 6.8%, 2011                                              1,501,074          1,651,786
Fannie Mae, 6.984%, 2007                                            2,073,089          2,150,402
Fannie Mae, 7%, 2029                                                  263,684            279,723
Fannie Mae, 7.5%, 2024 - 2031                                       1,058,051          1,123,165
Fannie Mae TBA, 5.5%, 2033                                         80,067,000         80,867,670
Freddie Mac, 4.375%, 2015                                          10,913,347         10,845,745
Freddie Mac, 4.5%, 2013 - 2015                                      9,061,525          9,090,476
Freddie Mac, 5.5%, 2033                                            16,170,584         16,365,121
Freddie Mac, 6%, 2017 - 2034                                        7,192,909          7,419,815
Freddie Mac, 6.5%, 2016 - 2029                                      4,101,764          4,250,486
Freddie Mac TBA, 6%, 2032                                          17,165,000         17,561,941
Ginnie Mae, 5.5%, 2033 - 2034                                      40,631,351         41,448,035
Ginnie Mae, 8.5%, 2006 - 2009                                         401,908            427,896
Ginnie Mae, 11.5%, 2010 - 2018                                         41,466             45,924
                                                                                 ---------------
                                                                                 $   814,584,755
------------------------------------------------------------------------------------------------
U.S. Government Agencies - 27.4%
------------------------------------------------------------------------------------------------
Aid to Israel, 0%, 2024                                       $    14,262,000    $     5,933,270
Aid to Israel, 5.5%, 2023                                          16,567,000         18,395,483
Empresa Energetica Cornito Ltd., 6.07%, 2010                        7,851,000          8,109,769
Fannie Mae, 3.125%, 2007                                           50,000,000         48,982,700
Fannie Mae, 3.41%, 2007                                            12,397,000         12,229,975
Fannie Mae, 4.25%, 2007                                            30,000,000         29,966,460
Fannie Mae, 4.625%, 2014                                           23,432,000         23,934,288
Fannie Mae, 5.5%, 2011                                             77,391,000         82,364,610
Freddie Mac, 4.2%, 2007                                            16,665,000         16,613,522
Freddie Mac, 4.875%, 2013                                           9,555,000          9,920,030
Freddie Mac, 5.05%, 2015                                           13,957,000         14,062,166
Overseas Private Investment Corp., 0%, 2007                         6,813,434          6,869,243
Small Business Administration, 4.34%, 2024                          4,382,509          4,353,168
Small Business Administration, 4.72%, 2024                          7,755,860          7,851,586
Small Business Administration, 4.77%, 2024                          6,592,171          6,689,588
Small Business Administration, 4.86%, 2024 - 2025                  10,126,826         10,313,612
Small Business Administration, 4.87%, 2024                          5,896,709          6,008,256
Small Business Administration, 4.88%, 2024                          3,677,315          3,749,050
Small Business Administration, 4.89%, 2023                          7,713,227          7,871,502
Small Business Administration, 4.98%, 2023                          2,925,419          2,997,573
Small Business Administration, 4.99%, 2024                          5,361,861          5,496,251
Small Business Administration, 5.11%, 2025                          5,259,000          5,420,069
Small Business Administration, 5.18%, 2024                          7,511,140          7,766,930
Small Business Administration, 5.19%, 2024                          4,868,454          5,037,316
Small Business Administration, 5.52%, 2024                          4,549,317          4,775,967
Small Business Administration, 6.07%, 2022                          3,992,446          4,247,403
Small Business Administration, 6.34%, 2021                          4,728,886          5,066,230
Small Business Administration, 6.35%, 2021                          4,013,396          4,297,997
Small Business Administration, 6.44%, 2021                          4,052,129          4,358,153
Small Business Administration, 6.625%, 2021                         3,997,743          4,360,225
Small Business Administration, 8.625%, 2011                           182,284            193,307
Small Business Administration, 8.8%, 2011                             203,346            214,703
Small Business Administration, 9.05%, 2009                             53,811             56,231
Small Business Administration, 9.1%, 2009                             108,707            113,323
Small Business Administration, 9.25%, 2010                            112,312            119,284
Small Business Administration, 9.3%, 2010                             204,830            217,370
Small Business Administration, 9.5%, 2010                             148,812            157,227
Small Business Administration, 9.65%, 2010                            207,615            220,296
Small Business Administration, 9.7%, 2010                              98,455            104,426
Small Business Administration, 9.9%, 2008                              42,702             44,545
Small Business Administration, 10.05%, 2008 - 2009                     20,284             21,340
Tennessee Valley Authority, 4.375%, 2015                           14,553,000         14,572,821
U.S. Department of Housing & Urban Development, 6.36%, 2016         7,000,000          7,693,868
U.S. Department of Housing & Urban Development, 6.59%, 2016         6,599,000          6,991,086
                                                                                 ---------------
                                                                                 $   408,762,219
------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 10.7%
------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.875%, 2025                             $     1,307,000    $     1,749,950
U.S. Treasury Bonds, 6%, 2026                                      12,246,000         15,017,613
U.S. Treasury Bonds, 5.25%, 2028                                   10,509,000         11,942,491
U.S. Treasury Bonds, 6.25%, 2030                                    6,166,000          7,989,064
U.S. Treasury Bonds, 5.375%, 2031                                  12,117,000         14,206,237
U.S. Treasury Notes, 5.5%, 2008                                     7,703,000          8,006,906
U.S. Treasury Notes, 5.625%, 2008                                   9,678,000         10,119,559
U.S. Treasury Notes, 6%, 2009                                       4,566,000          4,922,541
U.S. Treasury Notes, 6.5%, 2010                                     7,881,000          8,720,815
U.S. Treasury Notes, TIPS, 3.375%, 2007                            27,311,867         28,308,313
U.S. Treasury Notes, TIPS, 3.625%, 2008###                         23,819,359         25,260,621
U.S. Treasury Notes, TIPS, 2%, 2014                                22,497,647         23,191,902
                                                                                 ---------------
                                                                                 $   159,436,012
------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,448,236,172)                 $ 1,469,980,000
------------------------------------------------------------------------------------------------

Repurchase Agreements - 12.5%
------------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT            $ VALUE
------------------------------------------------------------------------------------------------
Goldman Sachs, 3.56%, dated 8/31/05, due 9/01/05, total to
be received $39,057,862 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded account)   $    39,054,000    $    39,054,000
Morgan Stanley, 3.58%, dated 8/31/05, due 9/01/05, total to
be received $148,274,744 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded account)       148,260,000        148,260,000
------------------------------------------------------------------------------------------------
Total Repurchase Agreements, at Cost                                             $   187,314,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,635,550,172)                              $ 1,657,294,000
------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (11.1)%                                            (166,052,291)
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                              $ 1,491,241,709
------------------------------------------------------------------------------------------------

### All or a portion of the security has been segregated as collateral for an open futures contract.

Abbreviations:
TBA = To Be Announced
TIPS = Treasury Inflation Protected Security

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS Statement of Assets and Liabilities (unaudited)
This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 8/31/05

ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $1,448,236,172)       $1,469,980,000
Repurchase agreements, at value                                  187,314,000
-----------------------------------------------------------------------------------------------------
Total investments, at value (identified cost,
$1,635,550,172)                                                                        $1,657,294,000
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      540,397
Receivable from investment adviser                                   144,441
Interest receivable                                               11,252,888
Other assets                                                           8,580
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $1,669,240,306
-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Payable to custodian                                                 $55,235
Distributions payable                                                955,490
Payable for daily variation margin on open futures
contracts                                                             51,038
Payable for investments purchased                                 97,423,293
Payable for TBA purchase commitments                              76,284,437
Payable for fund shares reacquired                                 2,532,575
Payable to affiliates
  Management fee                                                      11,452
  Shareholder servicing costs                                        264,389
  Distribution and service fees                                       13,108
  Administrative services fee                                            420
  Program manager fees                                                     9
  Retirement plan administration and service fees                         12
Accrued expenses and other liabilities                               407,139
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                        $177,998,597
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,491,241,709
-----------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------
Paid-in capital                                               $1,542,990,009
Unrealized appreciation (depreciation) on investments
and translation of assets and liabilities in foreign
currencies                                                        21,647,210
Accumulated net realized gain (loss) on investments              (68,814,647)
Accumulated distributions in excess of net investment
income                                                            (4,580,863)
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,491,241,709
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 153,611,704
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                    $903,188,142
  Shares outstanding                                              93,018,551
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $9.71
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$9.71)                                                   $10.19
-----------------------------------------------------------------------------------------------------
Class B shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                    $207,540,324
  Shares outstanding                                              21,404,179
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $9.70
-----------------------------------------------------------------------------------------------------
Class C shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                     $42,166,975
  Shares outstanding                                               4,330,492
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $9.74
-----------------------------------------------------------------------------------------------------
Class I shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                    $323,532,998
  Shares outstanding                                              33,331,670
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $9.71
-----------------------------------------------------------------------------------------------------
Class R shares (formerly Class R1)
-----------------------------------------------------------------------------------------------------
  Net assets                                                     $12,112,853
  Shares outstanding                                               1,248,458
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $9.70
-----------------------------------------------------------------------------------------------------
Class R1 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                        $103,106
  Shares outstanding                                                  10,631
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $9.70
-----------------------------------------------------------------------------------------------------
Class R2 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                        $159,407
  Shares outstanding                                                  16,440
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $9.70
-----------------------------------------------------------------------------------------------------
Class R3 shares (formerly Class R2)
-----------------------------------------------------------------------------------------------------
  Net assets                                                      $1,031,370
  Shares outstanding                                                 106,320
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $9.70
-----------------------------------------------------------------------------------------------------
Class R4 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                        $231,974
  Shares outstanding                                                  23,893
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $9.71
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R5 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                         $51,552
  Shares outstanding                                                   5,310
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $9.71
-----------------------------------------------------------------------------------------------------
Class 529A shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                        $409,362
  Shares outstanding                                                  42,240
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $9.69
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$9.69)                                                   $10.17
-----------------------------------------------------------------------------------------------------
Class 529B shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                        $437,212
  Shares outstanding                                                  45,117
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $9.69
-----------------------------------------------------------------------------------------------------
Class 529C shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                        $276,434
  Shares outstanding                                                  28,403
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $9.73
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B and
Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS Statement of Operations (unaudited)

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 8/31/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------
Income
  Interest                                                        $35,342,513
-----------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                   $2,999,946
  Distribution and service fees                                     2,510,482
  Program manager fees                                                  1,402
  Shareholder servicing costs                                       1,344,065
  Administrative services fee                                         109,129
  Retirement plan administration and services fees                      1,075
  Trustees" compensation                                               22,140
  Custodian fee                                                       222,409
  Printing                                                             60,213
  Postage                                                              19,331
  Auditing fees                                                        26,837
  Legal fees                                                           25,624
  Shareholder solicitation expenses                                     3,667
  Miscellaneous                                                       191,191
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $7,537,511
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                               $(36,189)
  Reduction of expenses by investment adviser                        (904,192)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $6,597,130
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $28,745,383
-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                         $(3,940,746)
  Futures contracts                                                   386,589
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                   $(3,554,157)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                     $13,326,693
  Futures contracts                                                  (383,838)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                 $12,942,855
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                     $9,388,698
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $38,134,081
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                          SIX MONTHS ENDED                   YEAR ENDED
                                                                   8/31/05                      2/28/05
                                                               (UNAUDITED)

CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                          $28,745,383                  $48,264,077
Net realized gain (loss) on investments                         (3,554,157)                   9,975,483
Net unrealized gain (loss) on investments                       12,942,855                  (35,099,066)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                           $38,134,081                  $23,140,494
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                     $(18,537,818)                $(30,710,051)
  Class B                                                       (3,629,555)                  (7,063,974)
  Class C                                                         (746,997)                  (1,577,976)
  Class I                                                       (6,410,588)                  (9,120,541)
  Class R                                                         (207,320)                    (250,685)
  Class R1                                                            (921)                          --
  Class R2                                                            (981)                          --
  Class R3                                                         (10,664)                      (5,374)
  Class R4                                                          (1,502)                          --
  Class R5                                                            (883)                          --
  Class 529A                                                        (7,347)                     (11,688)
  Class 529B                                                        (6,370)                     (12,638)
  Class 529C                                                        (4,635)                      (8,125)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(29,565,581)                $(48,761,052)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions             $(18,636,676)                $228,335,829
-------------------------------------------------------------------------------------------------------
Redemption fees                                                     $3,132                       $4,544
-------------------------------------------------------------------------------------------------------
Total change in net assets                                    $(10,065,044)                $202,719,815
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                      $1,501,306,753               $1,298,586,938
At end of period (including accumulated distributions
in excess of net investment income of $4,580,863 and
$3,760,665, respectively)                                   $1,491,241,709               $1,501,306,753
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operations). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                   SIX MONTHS                               YEARS ENDED 2/28 AND 2/29
                                     ENDED         ---------------------------------------------------------------------------
CLASS A                           8/31/05=             2005=@              2004            2003           2002            2001
                                   (UNAUDITED)

Net asset value,
beginning of period                  $9.65              $9.84            $10.03           $9.73          $9.71           $9.15
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income              $0.19              $0.36             $0.29           $0.39          $0.50           $0.58
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                0.07              (0.19)            (0.08)           0.42           0.12            0.56
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                           $0.26              $0.17             $0.21           $0.81          $0.62           $1.14
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income        $(0.20)            $(0.36)           $(0.40)         $(0.51)        $(0.60)         $(0.58)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $9.71              $9.65             $9.84          $10.03          $9.73           $9.71
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                2.67++             1.81              2.19            8.54           6.59           12.98
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                          0.91+              0.93              1.00            0.98           1.01            1.00
Expenses after expense
reductions##                          0.79+              0.83              0.95            0.93           0.96            0.93
Net investment income(S)              3.88+              3.75              2.94            3.97           5.16            6.25
Portfolio turnover (%)                  34                126               143             134            116              77
Net assets at end of period
(000 Omitted)                     $903,188           $932,879          $803,974        $927,886       $622,606        $392,457
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                   SIX MONTHS                               YEARS ENDED 2/28 AND 2/29
                                     ENDED         ---------------------------------------------------------------------------
CLASS B                           8/31/05=              2005=@               2004           2003           2002           2001
                                   (UNAUDITED)

Net asset value, beginning of
period                               $9.64               $9.83             $10.02          $9.72          $9.69          $9.14
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income              $0.15               $0.29              $0.24          $0.33          $0.44          $0.52
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                0.07               (0.18)             (0.09)          0.41           0.12           0.56
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                           $0.22               $0.11              $0.15          $0.74          $0.56          $1.08
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income        $(0.16)             $(0.30)            $(0.34)        $(0.44)        $(0.53)        $(0.53)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $9.70               $9.64              $9.83         $10.02          $9.72          $9.69
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                2.29++              1.12               1.53           7.84           5.98          12.20
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                          1.66+               1.62               1.64           1.63           1.66           1.65
Expenses after expense
reductions##                          1.54+               1.52               1.59           1.58           1.61           1.58
Net investment income(S)              3.14+               3.03               2.42           3.32           4.52           5.60
Portfolio turnover (%)                  34                 126                143            134            116             77
Net assets at end of period
(000 Omitted)                     $207,540            $233,734           $255,512       $408,553       $263,964       $163,756
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                   SIX MONTHS                               YEARS ENDED 2/28 AND 2/29
                                     ENDED         ---------------------------------------------------------------------------
CLASS C                           8/31/05=              2005=@               2004           2003           2002           2001
                                   (UNAUDITED)

Net asset value, beginning of
period                               $9.68               $9.87             $10.06          $9.76          $9.73          $9.18
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income              $0.15               $0.29              $0.25          $0.33          $0.44          $0.52
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                0.07               (0.18)             (0.10)          0.41           0.12           0.56
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                           $0.22               $0.11              $0.15          $0.74          $0.56          $1.08
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income        $(0.16)             $(0.30)            $(0.34)        $(0.44)        $(0.53)        $(0.53)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $9.74               $9.68              $9.87         $10.06          $9.76          $9.73
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                2.29++              1.13               1.54           7.81           5.97          12.17
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                          1.66+               1.62               1.64           1.63           1.66           1.65
Expenses after expense
reductions##                          1.54+               1.52               1.59           1.58           1.61           1.58
Net investment income(S)              3.15+               2.95               2.47           3.32           4.51           5.60
Portfolio turnover (%)                  34                 126                143            134            116             77
Net assets at end of period
(000 Omitted)                      $42,167             $44,692            $63,609       $110,096        $81,397        $36,603
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                   SIX MONTHS                                YEARS ENDED 2/28 AND 2/29
                                        ENDED         ------------------------------------------------------------------------
CLASS I                              8/31/05=              2005=@            2004             2003          2002          2001
                                   (UNAUDITED)

Net asset value,
beginning of period                     $9.65               $9.84          $10.03            $9.73         $9.71         $9.15
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income                 $0.21               $0.39           $0.25            $0.33         $0.53         $0.61
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                       0.06               (0.19)          (0.00)(ct)+++     0.51          0.13          0.56
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations        $0.27               $0.20           $0.25            $0.84         $0.66         $1.17
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income           $(0.21)             $(0.39)         $(0.44)          $(0.54)       $(0.64)       $(0.61)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                           $9.71               $9.65           $9.84           $10.03         $9.73         $9.71
------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                      2.80++              2.14            2.55             8.92          6.99         13.34
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                             0.67+               0.60            0.67             0.63          0.66          0.65
Expenses after expense
reductions##                             0.55+               0.50            0.62             0.58          0.61          0.58
Net investment income(S)                 4.25+               4.09            2.57             3.64          5.49          6.60
Portfolio turnover (%)                     34                 126             143              134           116            77
Net assets at end of period
(000 Omitted)                        $323,533            $279,080        $168,124          $33,682        $1,797        $4,821
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                    YEARS ENDED
                                                          SIX MONTHS               2/28 AND 2/29                   PERIOD
                                                            ENDED          ------------------------------          ENDED
CLASS R (FORMERLY CLASS R1)                                8/31/05=            2005=@                2004        2/28/03**
                                                         (UNAUDITED)

Net asset value, beginning of period                       $9.65                $9.84              $10.03            $10.03
---------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------------------
  Net investment income                                    $0.18                $0.34               $0.18             $0.16
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          0.05                (0.18)               0.02(ct)         (0.08)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           $0.23                $0.16               $0.20             $0.08
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                              $(0.18)              $(0.35)             $(0.39)           $(0.08)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $9.70                $9.65               $9.84            $10.03
---------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                         2.44++               1.63                2.05              0.78++
---------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                        1.16+                1.11                1.19              1.13+
Expenses after expense reductions##                         1.04+                1.01                1.14              1.08+
Net investment income                                       3.61+                3.64                1.87              3.04+
Portfolio turnover (%)                                        34                  126                 143               134
Net assets at end of period (000 Omitted)                $12,113               $9,411              $6,188               $79
---------------------------------------------------------------------------------------------------------------------------

                                                                                 PERIOD ENDED
CLASS R1                                                                           8/31/05**
                                                                                  (UNAUDITED)

Net asset value, beginning of period                                                $9.57
---------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------------------
  Net investment income                                                             $0.12
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                                   0.13(ct)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $0.25
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.12)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $9.70
---------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                  2.66++
---------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                                 1.85+
Expenses after expense reductions##                                                  1.73+
Net investment income                                                                2.93+
Portfolio turnover (%)                                                                 34
Net assets at end of period (000 Omitted)                                            $103
---------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                 PERIOD ENDED
CLASS R2                                                                           8/31/05**
                                                                                  (UNAUDITED)

Net asset value, beginning of period                                                $9.57
-------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------
  Net investment income                                                             $0.12
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                                   0.15(ct)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $0.27
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.14)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $9.70
-------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                                  2.79++
-------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                                 1.56+
Expenses after expense reductions##                                                  1.44+
Net investment income                                                                3.20+
Portfolio turnover (%)                                                                 34
Net assets at end of period (000 Omitted)                                            $159
-------------------------------------------------------------------------------------------------------------------

CLASS R3 (FORMERLY CLASS R2)

                                                               SIX MONTHS                   YEAR              PERIOD
                                                                 ENDED                     ENDED               ENDED
                                                                8/31/05=               2/28/05=@           2/29/04**
                                                              (UNAUDITED)

Net asset value, beginning of period                                $9.65                 $9.84               $9.69
-------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------
  Net investment income                                             $0.15                 $0.38               $0.02
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                   0.07                 (0.25)               0.23(ct)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.22                 $0.13               $0.25
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                       $(0.17)               $(0.32)             $(0.10)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $9.70                 $9.65               $9.84
-------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                  2.31++                1.38                2.58++
-------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                 1.41+                 1.36                1.42+
Expenses after expense reductions##                                  1.29+                 1.26                1.37+
Net investment income                                                3.37+                 3.99                0.72+
Portfolio turnover (%)                                                 34                   126                 143
Net assets at end of period (000 Omitted)                          $1,031                  $422                 $41
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                               PERIOD ENDED
CLASS R4                                                         8/31/05**
                                                                (UNAUDITED)

Net asset value, beginning of period                              $9.58
-----------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------
  Net investment income                                           $0.12
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                 0.17(ct)
-----------------------------------------------------------------------
Total from investment operations                                  $0.29
-----------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------
  From net investment income                                     $(0.16)
-----------------------------------------------------------------------
Net asset value, end of period                                    $9.71
-----------------------------------------------------------------------
Total return (%)***                                                3.00++
-----------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------
Expenses before expense reductions##                               1.06+
Expenses after expense reductions##                                0.94+
Net investment income                                              3.65+
Portfolio turnover (%)                                               34
Net assets at end of period (000 Omitted)                          $232
-----------------------------------------------------------------------

                                                               PERIOD ENDED
CLASS R5                                                         8/31/05**
                                                                (UNAUDITED)

Net asset value, beginning of period                              $9.58
-----------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------
  Net investment income                                           $0.16
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                 0.14(ct)
-----------------------------------------------------------------------
Total from investment operations                                  $0.30
-----------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------
  From net investment income                                     $(0.17)
-----------------------------------------------------------------------
Net asset value, end of period                                    $9.71
-----------------------------------------------------------------------
Total return (%)***                                                3.13++
-----------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------
Expenses before expense reductions##                               0.75+
Expenses after expense reductions##                                0.63+
Net investment income                                              4.04+
Portfolio turnover (%)                                               34
Net assets at end of period (000 Omitted)                           $52
-----------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                    YEARS ENDED
                                                          SIX MONTHS               2/28 AND 2/29                  PERIOD
                                                            ENDED          ------------------------------          ENDED
CLASS 529A                                                 8/31/05=            2005=@                2004        2/28/03**
                                                         (UNAUDITED)

Net asset value, beginning of period                       $9.64                $9.83              $10.02             $9.81
---------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------------------
  Net investment income                                    $0.17                $0.33               $0.26             $0.28
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          0.06                (0.18)              (0.07)             0.20
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           $0.23                $0.15               $0.19             $0.48
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                              $(0.18)              $(0.34)             $(0.38)           $(0.27)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $9.69                $9.64               $9.83            $10.02
---------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                      2.39++               1.53                1.94              4.97++
---------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                        1.26+                1.21                1.25              1.23+
Expenses after expense reductions##                         1.14+                1.11                1.20              1.18+
Net investment income                                       3.54+                3.47                2.69              3.05+
Portfolio turnover (%)                                        34                  126                 143               134
Net assets at end of period (000 Omitted)                   $409                 $388                $332              $312
---------------------------------------------------------------------------------------------------------------------------

                                                                                    YEARS ENDED
                                                          SIX MONTHS               2/28 AND 2/29                  PERIOD
                                                            ENDED          ------------------------------          ENDED
CLASS 529B                                                 8/31/05=            2005=@                2004        2/28/03**
                                                         (UNAUDITED)

Net asset value, beginning of period                       $9.64                $9.82              $10.01             $9.80
---------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------------------
  Net investment income                                    $0.14                $0.26               $0.20             $0.24
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          0.06                (0.17)              (0.08)             0.21
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           $0.20                $0.09               $0.12             $0.45
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                              $(0.15)              $(0.27)             $(0.31)           $(0.24)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $9.69                $9.64               $9.82            $10.01
---------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                      2.06++               0.97                1.27              4.58++
---------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                        1.90+                1.87                1.90              1.88+
Expenses after expense reductions##                         1.78+                1.77                1.85              1.83+
Net investment income                                       2.89+                2.71                2.07              2.53+
Portfolio turnover (%)                                        34                  126                 143               134
Net assets at end of period (000 Omitted)                   $437                 $404                $524              $522
---------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                                                                   YEARS ENDED
                                                         SIX MONTHS               2/28 AND 2/29                   PERIOD
                                                           ENDED          ------------------------------           ENDED
CLASS 529C                                                8/31/05=            2005=@                2004         2/28/03**
                                                        (UNAUDITED)

Net asset value, beginning of period                      $9.68                $9.87              $10.06              $9.84
---------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------------------
  Net investment income                                   $0.14                $0.26               $0.22              $0.20
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         0.06                (0.18)              (0.10)              0.26
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.20                $0.08               $0.12              $0.46
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                             $(0.15)              $(0.27)             $(0.31)            $(0.24)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $9.73                $9.68               $9.87             $10.06
---------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)***                                     2.06++               0.88                1.28               4.66++
---------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                       1.91+                1.86                1.89               1.88+
Expenses after expense reductions##                        1.79+                1.76                1.84               1.83+
Net investment income                                      2.89+                2.76                2.15               2.37+
Portfolio turnover (%)                                       34                  126                 143                134
Net assets at end of period (000 Omitted)                  $276                 $297                $283               $383
---------------------------------------------------------------------------------------------------------------------------
  ** For the period from the class" inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C),
     October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
 *** Certain expenses have been reduced without which performance would have been lower. + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
(ct) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
 (+) Total returns do not include any applicable sales charges.
 (S) Effective March 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies
     and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to March 1, 2001 have not been restated to reflect this change.
   = Redemption fees charged by the fund during this period resulted in a per share impact of less than $0.01.
   @ Due to a revision, certain amounts for the year ended February 28, 2005 have been changed from what was previously reported. The impact of the revision was an increase to the ratio of net investment income to average net assets and a corresponding decrease to the ratio of expenses to average net assets. Additionally, the revision resulted in rounding the net asset value for certain classes up to the next cent, increasing total return for these classes. As a result of these revised net asset values, no shareholder accounts were materially effected. The impact for each share class is summarized as follows:

Financial Highlights - continued

                                                                             INCREASE IN
                                   INCREASE IN NET                         NET ASSET VALUE
                                      INVESTMENT         DECREASE IN          PER SHARE          INCREASE TO
SHARE CLASS                          INCOME RATIO       EXPENSE RATIO         (ROUNDED)          TOTAL RETURN
Class A                                 0.04%               0.04%                N/A                 N/A
Class B                                 0.03%               0.03%                N/A                 N/A
Class C                                 0.03%               0.03%                N/A                 N/A
Class I                                 0.05%               0.05%               $0.01               0.11%
Class R (formerly Class R1)             0.05%               0.05%               $0.01               0.10%
Class R3 (formerly Class R2)            0.10%               0.10%               $0.01               0.11%
Class 529A                              0.04%               0.04%               $0.01               0.11%
Class 529B                              0.03%               0.03%               $0.01               0.10%
Class 529C                              0.04%               0.04%               $0.01               0.10%

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Government Securities Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the fund's relative position in one or more currencies without buying and selling portfolio assets. Investments in equity index contracts or contracts on related options for purposes other than hedging, may be made when the fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended August 31, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for derivatives, amortization and accretion on debt securities, wash sales, and non-deductible pension expense.

The tax character of distributions declared for the years ended February 28, 2005 and February 29, 2004 was as follows:
                                                    2/28/05            2/29/04
Distributions declared from:
  Ordinary income                               $48,761,052        $55,327,053

As of February 28, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                  $1,528,214
          Capital loss carryforward                     (57,454,896)
          Unrealized appreciation (depreciation)            898,761
          Other temporary differences                    (5,288,879)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

          EXPIRATION DATE

          February 28, 2006                             $(5,100,994)
          February 28, 2007                              (5,253,445)
          February 29, 2008                             (15,270,459)
          February 28, 2009                              (3,477,230)
          February 28, 2011                             (11,527,172)
          February 29, 2012                              (5,729,829)
          February 28, 2013                             (11,095,767)
          ----------------------------------------------------------
          Total                                        $(57,454,896)

The availability of a portion of the capital loss carryforwards, which were acquired on November 19, 2004, in connection with the MFS Government Mortgage Fund merger, may be limited in a given year.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

OTHER - Due to a revision to miscellaneous expenses, certain amounts on the Statement of Changes in Net Assets and Financial Highlights for the year ended February 28, 2005, have been changed from what was previously reported. The impact of the revision was to reduce expenses related to this item and thereby increase net investment income, changes in net assets from operations and net assets at end of period for the year ended February 28, 2005, by $541,341.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended August 31, 2005, this waiver is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended August 31, 2005 was equivalent to an annual effective rate of 0.30% of the fund's average daily net assets.

The investment adviser has contractually agreed to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.25% annually of the fund's average daily net assets. This is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until June 30, 2006, unless the fund's Board of Trustees consents to an earlier revision or termination of this agreement.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $29,823 and $156 for the six months ended August 31, 2005, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:

                                                                   TOTAL         ANNUAL       SERVICE FEE      DISTRIBUTION
                          DISTRIBUTION          SERVICE     DISTRIBUTION      EFFECTIVE          RETAINED       AND SERVICE
                              FEE RATE         FEE RATE          PLAN(1)        RATE(2)         BY MFD(3)               FEE

Class A                          0.10%            0.25%            0.35%          0.25%           $44,194        $1,147,286
Class B                          0.75%            0.25%            1.00%          1.00%               784         1,102,603
Class C                          0.75%            0.25%            1.00%          1.00%             1,496           227,033
Class R                          0.25%            0.25%            0.50%          0.50%                --            27,286
Class R1                         0.50%            0.25%            0.75%          0.75%                94               223
Class R2                         0.25%            0.25%            0.50%          0.50%                62               143
Class R3                         0.25%            0.25%            0.50%          0.50%                89             1,497
Class R4                         0.00%            0.25%            0.25%          0.25%                31                95
Class 529A                       0.25%            0.25%            0.50%          0.35%                13               697
Class 529B                       0.75%            0.25%            1.00%          1.00%                 6             2,093
Class 529C                       0.75%            0.25%            1.00%          1.00%                23             1,526
-----------------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                              $2,510,482

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class" average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August
    31, 2005 based on each class" average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.
(3) For the six months ended August 31, 2005, MFD retained these service fees.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended August 31, 2005 were as follows:

                                                               AMOUNT

          Class A                                            $10,602
          Class B                                           $251,281
          Class C                                             $1,747
          Class 529B                                              $5
          Class 529C                                             $--

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended August 31, 2005, were as follows:

                                                               AMOUNT

          Class 529A                                            $498
          Class 529B                                            $523
          Class 529C                                            $381
          ----------------------------------------------------------
          Total Program Manager Fees                          $1,402

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended August 31, 2005, the fee was $861,071 which equated to 0.1145% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended August 31, 2005, these costs amounted to $286,588.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended August 31, 2005 was equivalent to an annual effective rate of 0.0145% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the six months ended August 31, 2005, the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of each class" average daily net assets:

                                                                                                        AMOUNT
                                                                                        TOTAL         RETAINED
                                                                    FEE RATE           AMOUNT           BY MFS

Class R1                                                               0.45%             $134              $90
Class R2                                                               0.40%              115               74
Class R3 (formerly Class R2)                                           0.25%              748              478
Class R4                                                               0.15%               57               17
Class R5                                                               0.10%               21               19
----------------------------------------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                                 $1,075             $678

TRUSTEES" COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $5,349. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $2,348. Both amounts are included in Trustees compensation for the six months ended August 31, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,585, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                                         PURCHASES                  SALES

U.S. government securities                                            $503,272,295           $480,889,670
Investments (non-U.S. government securities)                            27,783,837                594,000

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                              $1,644,362,431
          ----------------------------------------------------------
          Gross unrealized appreciation                  $20,328,419
          ----------------------------------------------------------
          Gross unrealized depreciation                  (7,396,850)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $12,931,569

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                        Six months ended 8/31/05                 Year ended 2/28/05
                                       SHARES             AMOUNT             SHARES             AMOUNT

CLASS A SHARES

Shares sold                             5,982,469         $57,745,952        16,308,514        $158,080,874
Shares issued in connection with
acquisition of MFS Government
Mortgage Fund                                  --                  --        43,483,744         422,661,943
Shares issued to shareholders in
reinvestment of distributions           1,396,816          13,511,618         2,742,230          26,585,292
Shares reacquired                     (10,988,766)       (106,061,747)      (47,574,507)       (463,184,495)
-----------------------------------------------------------------------------------------------------------
Net change                             (3,609,481)       $(34,804,177)       14,959,981        $144,143,614

CLASS B SHARES

Shares sold                             1,232,035         $11,890,037         2,350,771         $22,878,329
Shares issued in connection with
acquisition of MFS Government
Mortgage Fund                                  --                  --         5,217,434          50,661,281
Shares issued to shareholders in
reinvestment of distributions             301,204           2,909,412           623,908           6,040,560
Shares reacquired                      (4,373,406)        (42,140,748)       (9,941,512)        (96,185,082)
-----------------------------------------------------------------------------------------------------------
Net change                             (2,840,167)       $(27,341,299)       (1,749,399)       $(16,604,912)


CLASS C SHARES
Shares sold                               749,766          $7,265,637           599,402          $5,839,934
Shares issued to shareholders in
reinvestment of distributions              59,421             576,569           132,437           1,287,771
Shares reacquired                      (1,094,876)        (10,595,354)       (2,559,242)        (24,892,501)
-----------------------------------------------------------------------------------------------------------
Net change                               (285,689)        $(2,753,148)       (1,827,403)       $(17,764,796)

CLASS I SHARES

Shares sold                             3,768,007         $36,364,620        11,066,890        $107,326,816
Shares issued to shareholders in
reinvestment of distributions             663,068           6,410,421           989,445           9,583,025
Shares reacquired                         (32,760)           (317,454)         (215,330)         (2,076,073)
-----------------------------------------------------------------------------------------------------------
Net change                              4,398,315         $42,457,587        11,841,005        $114,833,768

CLASS R SHARES (FORMERLY CLASS R1)

Shares sold                               371,944          $3,585,614           639,146          $6,203,334
Shares issued to shareholders in
reinvestment of distributions              20,294             196,211            26,173             253,587
Shares reacquired                        (119,243)         (1,149,330)         (318,931)         (3,087,488)
-----------------------------------------------------------------------------------------------------------
Net change                                272,995          $2,632,495           346,388          $3,369,433

                                         Period ended 8/31/05*
                                       SHARES             AMOUNT

CLASS R1 SHARES

Shares sold                                13,031            $125,197
Shares issued to shareholders in
reinvestment of distributions                  92                 894
Shares reacquired                          (2,492)            (24,037)
------------------------------------------------------------------------
Net change                                 10,631            $102,054

CLASS R2 SHARES

Shares sold                                16,339            $156,810
Shares issued to shareholders in
reinvestment of distributions                 102                 981
Shares reacquired                              (1)                (16)
------------------------------------------------------------------------
Net change                                 16,440            $157,775

                                        Six months ended 8/31/05                 Year ended 2/28/05
                                       SHARES             AMOUNT             SHARES             AMOUNT

CLASS R3 SHARES (FORMERLY CLASS R2)

Shares sold                                81,488            $786,361            78,487            $763,365
Shares issued to shareholders in
reinvestment of distributions               1,085              10,485               556               5,380
Shares reacquired                         (20,020)           (193,446)          (39,439)           (382,182)
-----------------------------------------------------------------------------------------------------------
Net change                                 62,553            $603,400            39,604            $386,563

                                         Period ended 8/31/05*
                                       SHARES             AMOUNT

CLASS R4 SHARES

Shares sold                                23,739            $228,513
Shares issued to shareholders in
reinvestment of distributions                 155               1,502
Shares reacquired                              (1)                 (2)
------------------------------------------------------------------------
Net change                                 23,893            $230,013

CLASS R5 SHARES

Shares sold                                 5,219             $50,000
Shares issued to shareholders in
reinvestment of distributions                  91                 883
------------------------------------------------------------------------
Net change                                  5,310             $50,883

                                        Six months ended 8/31/05                 Year ended 2/28/05
                                       SHARES             AMOUNT             SHARES             AMOUNT

CLASS 529A SHARES

Shares sold                                 3,924             $37,865            11,540            $111,687
Shares issued to shareholders in
reinvestment of distributions                 760               7,339             1,285              12,435
Shares reacquired                          (2,716)            (26,172)           (6,347)            (61,446)
-----------------------------------------------------------------------------------------------------------
Net change                                  1,968             $19,032             6,478             $62,676
CLASS 529B SHARES

Shares sold                                 3,127             $29,968             1,825             $17,703
Shares issued to shareholders in
reinvestment of distributions                 660               6,368             1,401              13,549
Shares reacquired                            (578)             (5,613)          (14,658)           (141,070)
-----------------------------------------------------------------------------------------------------------
Net change                                  3,209             $30,723           (11,432)          $(109,818)

CLASS 529C SHARES

Shares sold                                 2,078             $19,948             8,504             $83,637
Shares issued to shareholders in
reinvestment of distributions                 478               4,631               890               8,649
Shares reacquired                          (4,820)            (46,593)           (7,381)            (72,985)
-----------------------------------------------------------------------------------------------------------
Net change                                 (2,264)           $(22,014)            2,013             $19,301

* For the period from the inception of Class R1, Class R2, Class R4, and Class R5 shares April 1, 2005 through
  August 31, 2005.

The fund is one of several mutual funds in which the MFS fund-of-funds may invest. The MFS fund-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Moderate Allocation Fund and MFS Growth Allocation Fund were the owners of record of approximately 4%, 11% and 6% respectively, of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended August 31, 2005 was $7,660 and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended August 31, 2005.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

                                                                                                        UNREALIZED
                                                                                                      APPRECIATION
DESCRIPTION                                  EXPIRATION          CONTRACTS          POSITION        (DEPRECIATION)

U.S. Treasury Notes 5 Year                 December 2005            625               Short             $(212,542)
U.S. Treasury Notes 10 Year                December 2005            344               Long                130,267
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $(82,275)

At August 31, 2005, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) ACQUISITIONS

At close of business on November 19, 2004, the fund acquired all of the assets and liabilities of the MFS Government Mortgage Fund. The acquisition was accomplished by a tax-free exchange of 48,701,178 shares of the fund (valued at $473,323,224) for all of the assets and liabilities of the MFS Government Mortgage Fund. MFS Government Mortgage Fund then converted all of its outstanding shares for the shares of the fund and distributed those shares to its shareholders. MFS Government Mortgage Fund's net assets on that date were $473,323,224, including $3,693,881 of unrealized appreciation, $157,151 of accumulated distributions in excess of net investment income, and $31,781,771 of accumulated net realized loss on investments. These assets were combined with those of the fund. The aggregate net assets of the fund after the acquisition were $1,217,628,851.

RESULTS OF SHAREHOLDER MEETING (unaudited) - 8/31/05

At a special meeting of shareholders of the MFS Government Securities Fund, which was held on March 23, 2005, the following action was taken:

ITEM 1. To elect a Board of Trustees:

                                         NUMBER OF DOLLARS
                          ------------------------------------------------
NOMINEE                         AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.       $  998,802,150.65         $23,396,610.39
----------------------------------------------------------------------------
David H. Gunning              1,000,397,938.03          21,800,823.01
----------------------------------------------------------------------------
William R. Gutow                999,341,890.07          22,856,870.97
----------------------------------------------------------------------------
Michael Hegarty               1,000,027,066.80          22,171,694.24
----------------------------------------------------------------------------
J. Atwood Ives                  999,871,484.96          22,327,276.08
----------------------------------------------------------------------------
Amy B. Lane                   1,000,481,717.83          21,717,043.21
----------------------------------------------------------------------------
Robert J. Manning               999,034,850.61          23,163,910.43
----------------------------------------------------------------------------
Lawrence T. Perera              999,205,343.66          22,993,417.38
----------------------------------------------------------------------------
Robert C. Pozen               1,000,663,037.26          21,535,723.78
----------------------------------------------------------------------------
J. Dale Sherratt                999,220,497.66          22,978,263.38
----------------------------------------------------------------------------
Laurie J. Thomsen               999,766,179.69          22,432,581.35
----------------------------------------------------------------------------

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds" Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS" financial results and financial condition, including MFS" and certain of its affiliates" estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS" views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS" senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees" conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees" deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees" conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 48th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 40th percentile for the one-year period and the 42nd percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS" responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS" investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS" costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS" methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS" resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS" interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS" general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds" proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MFG-SEM-10/05 92M

ITEM 2. CODE OF ETHICS.

The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of
    Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS GOVERNMENT SECURITIES FUND
             ------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: October 24, 2005
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: October 24, 2005
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 24, 2005
      ----------------


* Print name and title of each signing officer under his or her signature.